Invesco Convertible Securities Fund | Summary - Invesco Convertible Securities Fund - Class A, B, C and Y

Statutory Prospectus Supplement dated May 23, 2011

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, B, C and Y shares of the Fund listed below:

Invesco Convertible Securities Fund

The following information replaces in its entirety the information appearing under the heading “Fund Summary — Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Invesco Convertible Securities Fund Summary - Invesco Convertible Securities Fund - Class A, B, C and Y	Class A, Invesco Convertible Securities Fund	Class B, Invesco Convertible Securities Fund	Class C, Invesco Convertible Securities Fund	Class Y, Invesco Convertible Securities Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Invesco Convertible Securities Fund Summary - Invesco Convertible Securities Fund - Class A, B, C and Y		Class A, Invesco Convertible Securities Fund	Class B, Invesco Convertible Securities Fund	Class C, Invesco Convertible Securities Fund	Class Y, Invesco Convertible Securities Fund
Management Fees		0.52%	0.52%	0.52%	0.52%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		0.24%	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses	[1]	1.01%	1.76%	1.76%	0.76%
[1]	"Total Annual Fund Operating Expenses" have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Invesco Convertible Securities Fund Summary - Invesco Convertible Securities Fund - Class A, B, C and Y (USD $)	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Convertible Securities Fund	647	854	1,077	1,718
Class B, Invesco Convertible Securities Fund	679	854	1,154	1,875
Class C, Invesco Convertible Securities Fund	279	554	954	2,073
Class Y, Invesco Convertible Securities Fund	78	243	422	942

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Invesco Convertible Securities Fund Summary - Invesco Convertible Securities Fund - Class A, B, C and Y (USD $)	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Convertible Securities Fund	647	854	1,077	1,718
Class B, Invesco Convertible Securities Fund	179	554	954	1,875
Class C, Invesco Convertible Securities Fund	179	554	954	2,073
Class Y, Invesco Convertible Securities Fund	78	243	422	942

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Morgan Stanley Convertible Securities Trust (the predecessor fund) and the Fund for the fiscal year October 1, 2009 to September 30, 2010 was 85% of the average value of the portfolio. The portfolio turnover rate of the Fund for the fiscal period October 1, 2010 to December 31, 2010 was 24% of the average value of the portfolio."

Invesco Convertible Securities Fund | Summary - Invesco Convertible Securities Fund, Class Institutional

Statutory Prospectus Supplement dated May 23, 2011

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Fund listed below:

Invesco Convertible Securities Fund

The following information replaces in its entirety the information appearing under the heading “Fund Summary — Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Invesco Convertible Securities Fund Summary - Invesco Convertible Securities Fund, Class Institutional Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Invesco Convertible Securities Fund Summary - Invesco Convertible Securities Fund, Class Institutional Institutional Class
Management Fees		0.52%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.12%
Total Annual Fund Operating Expenses	[1]	0.64%
[1]	"Total Annual Fund Operating Expenses" have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Invesco Convertible Securities Fund Summary - Invesco Convertible Securities Fund, Class Institutional Institutional Class	65	205	357	798

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Morgan Stanley Convertible Securities Trust (the predecessor fund) and the Fund for the most recent fiscal year was 85% of the average value of the portfolio.”

Invesco Van Kampen Leaders Fund | Summary - Invesco Van Kampen Leaders Fund - Class A, B, C and Y
Fund Summary - Invesco Van Kampen Leaders Fund
Investment Objective(s)
The Fund’s principal investment objective is capital appreciation.
The Fund’s secondary investment objective is income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Invesco Van Kampen Leaders Fund Summary - Invesco Van Kampen Leaders Fund - Class A, B, C and Y	Class A, Invesco Van Kampen Leaders Fund	Class B, Invesco Van Kampen Leaders Fund	Class C, Invesco Van Kampen Leaders Fund	Class Y, Invesco Van Kampen Leaders Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Invesco Van Kampen Leaders Fund Summary - Invesco Van Kampen Leaders Fund - Class A, B, C and Y		Class A, Invesco Van Kampen Leaders Fund	Class B, Invesco Van Kampen Leaders Fund	Class C, Invesco Van Kampen Leaders Fund	Class Y, Invesco Van Kampen Leaders Fund
Management Fees		none	none	none	none
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses	[1]	0.47%	0.47%	0.47%	0.47%
Acquired Fund Fees and Expenses	[1]	0.63%	0.63%	0.63%	0.63%
Total Annual Fund Operating Expenses	[1]	1.35%	2.10%	2.10%	1.10%
Fee Waiver	[2]	0.22%	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.13%	1.88%	1.88%	0.88%
[1]	"Other Expenses," "Acquired Fund Fees and Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 0.50%, Class B shares to 1.25%, Class C shares to 1.25% and Class Y shares to 0.25% of average daily net assets, respectively. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Invesco Van Kampen Leaders Fund Summary - Invesco Van Kampen Leaders Fund - Class A, B, C and Y (USD $)	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Van Kampen Leaders Fund	659	934	1,229	2,066
Class B, Invesco Van Kampen Leaders Fund	691	937	1,309	2,222
Class C, Invesco Van Kampen Leaders Fund	291	637	1,109	2,414
Class Y, Invesco Van Kampen Leaders Fund	90	328	585	1,320

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption Invesco Van Kampen Leaders Fund Summary - Invesco Van Kampen Leaders Fund - Class A, B, C and Y (USD $)	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Van Kampen Leaders Fund	659	934	1,229	2,066
Class B, Invesco Van Kampen Leaders Fund	191	637	1,109	2,222
Class C, Invesco Van Kampen Leaders Fund	191	637	1,109	2,414
Class Y, Invesco Van Kampen Leaders Fund	90	328	585	1,320

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Van Kampen Leaders Fund (the predecessor fund) and the Fund for the fiscal year April 1, 2009 to March 31, 2010 was 9% of the average value of the portfolio. The portfolio turnover rate of the Fund for the fiscal period April 1, 2010 to December 31, 2010 was 4% of the average value of portfolio.
Principal Investment Strategies of the Fund
The Fund seeks to achieve its investment objectives by investing primarily in a combination of certain Invesco funds (the Underlying Funds) on a fixed percentage allocation basis. The Underlying Funds invest in U.S. and foreign equity securities, fixed income, money market securities and derivatives. The Fund makes equal allocations of its assets to the following three Underlying Funds: Invesco Van Kampen Comstock Fund (Comstock Fund), Invesco Van Kampen Equity and Income Fund (Equity and Income Fund) and Invesco International Growth Fund (International Growth Fund). The investment results of the Underlying Funds will vary. As a result, the percentage allocations to the Underlying Funds will be monitored daily by Invesco Advisers, Inc. (the Adviser or Invesco), the Fund’s and the Underlying Funds’ investment adviser, and the Fund’s allocations to the Underlying Funds will be rebalanced whenever the actual allocations exceed plus or minus 5% of the pre-determined fixed percentage allocation basis.
Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Risks of Investing in the Underlying Funds

Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Underlying Funds’ shares and therefore the value of the Fund’s investments. In addition, there is no guarantee that the Underlying Funds will achieve each of their investment objectives or that the Underlying Funds will not change their investment objectives without the approval of the Fund. In addition, the Fund will bear its pro rata portion of the expenses of the Underlying Funds. In selecting among the Underlying Funds (which also advised by the Adviser), the Adviser is subject to the potential conflict of interest presented because the fees paid by some Underlying Funds to the Adviser are higher than the fees paid by other Underlying Funds.

Non-Diversified Fund. A non-diversified fund generally is subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of such non-diversified funds’ shares.

Market Risk. Market risk is the possibility that the market values of securities owned by the Underlying Fund will decline. Investment in common stocks and other equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. Investments in debt securities generally are affected by changes in interest rates and the creditworthiness of the issuer. The prices of such securities tend to fall as interest rates rise, and such declines tend to be greater among securities with longer maturities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

Small- and Medium-Sized Companies Risk. During an overall stock market decline, stock prices of small- or medium-sized companies (in which the Underlying Funds may invest) often fluctuate more than stock prices of larger companies.

Income Risk. The ability of the Underlying Funds’ equity securities to generate income generally depends on the earnings and the continuing declaration of dividends by the issuers of such securities. The interest income on the Underlying Funds’ debt securities generally is affected by prevailing interest rates, which can vary widely over the short-and long-term.

Call Risk. If interest rates fall, it is possible that issuers of callable securities held by the Underlying Funds will call or prepay their securities before their maturity dates. In this event, the proceeds from the called securities would most likely be reinvested by the Underlying Funds in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

Credit Risk. Credit risk refers to an issuer’s ability to make timely payments of interest and principal. Because an Underlying Fund generally invests only in investment grade-quality debt securities, it is subject to a lower level of credit risk than a fund investing in lower-quality securities. Securities rated BBB by Standard & Poor’s (S&P) or Baa by Moody’s Investor Service, Inc. (Moody’s) are in the lowest of the four investment grades and are considered by the rating agencies to be medium-grade obligations, which possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make principal and interest payments than in the case of higher-rated securities.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Risks of Investing in REITs. Investing in REITs makes the Underlying Funds more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

Risks of Derivatives. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid.

Style-Specific Investing. A value style of investing (used by the Comstock Fund and the Equity and Income Fund) emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall market.

A growth style of investing (used by the International Growth Fund) emphasizes companies with growth characteristics. The market values of growth securities may be more volatile than those of other types of investments. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Performance Information

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark and style specific benchmark. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns for periods prior to June 1, 2010 are those of the Class A, Class B, Class C and Class I shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Class A, Class B, Class C and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and Class B shares of the predecessor fund shown in the performance table has been restated to reflect the Fund’s applicable sales charge. Year-to-date returns include returns of the Fund for periods ending on and after June 1, 2010.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns

Class A shares year-to-date (ended March 31, 2011): 4.72% Best Quarter (ended June 30, 2009): 18.22% Worst Quarter (ended December 31, 2008): (20.57)%
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Invesco Van Kampen Leaders Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	Since Inception	Inception Date
Return Before Taxes Class A, Invesco Van Kampen Leaders Fund	Class A: Inception (02/27/06)	Return Before Taxes		5.10%	0.17%	Feb 27, 2006
Return Before Taxes Class B, Invesco Van Kampen Leaders Fund	Class B: Inception (02/27/06)			5.39%	0.22%	Feb 27, 2006
Return Before Taxes Class C, Invesco Van Kampen Leaders Fund	Class C: Inception (02/27/06)			9.40%	0.60%	Feb 27, 2006
Return Before Taxes Class Y, Invesco Van Kampen Leaders Fund	Class Y: Inception (02/27/06)			11.48%	1.59%	Feb 27, 2006
Return After Taxes on Distributions Class A, Invesco Van Kampen Leaders Fund	Class A: Inception (02/27/06)	Return After Taxes on Distributions		4.84%	(0.29%)	Feb 27, 2006
Return After Taxes on Distributions and Sale of Fund Shares Class A, Invesco Van Kampen Leaders Fund	Class A: Inception (02/27/06)	Return After Taxes on Distributions and Sale of Fund Shares		3.62%	0.06%	Feb 27, 2006
S&P 500 Index		S&P 500® Index: Inception (02/28/06)	(reflects no deductions for fees, expenses or taxes)	15.08%	1.77%	Feb 28, 2006
MSCI EAFE Index		MSCI EAFE® Index: Inception (02/28/06)		7.75%	1.34%	Feb 28, 2006
Barclays Capital U.S. Government/Credit Index		Barclays Capital U.S. Government/Credit Index: Inception (02/28/06)	(reflects no deductions for fees, expenses or taxes)	6.59%	5.73%	Feb 28, 2006
Russell 1000 Value Index		Russell 1000® Value Index: Inception (02/28/06)	(reflects no deductions for fees, expenses or taxes)	15.51%	0.40%	Feb 28, 2006

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Invesco Basic Value Fund | Summary - Invesco Basic Value Fund, Class Institutional

Statutory Prospectus Supplement dated May 23, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Basic Value Fund

Invesco Conservative Allocation Fund

Invesco Global Equity Fund

Invesco Growth Allocation Fund

Invesco Income Allocation Fund

Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund

Invesco Moderate Allocation Fund

Invesco Moderate Growth Allocation Fund

Invesco Moderately Conservative Allocation Fund

Invesco Small Cap Growth Fund

Effective May 23, 2011, all references to Invesco Basic Value Fund are hereby deleted.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	AIM GROWTH SERIES (INVESCO GROWTH SERIES)
Central Index Key	dei_EntityCentralIndexKey	0000202032
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 23, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 23, 2011
Prospectus Date	rr_ProspectusDate	May 2, 2011
Invesco Convertible Securities Fund | Summary - Invesco Convertible Securities Fund - Class A, B, C and Y
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimgs_SupplementTextBlock

Statutory Prospectus Supplement dated May 23, 2011

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, B, C and Y shares of the Fund listed below:

Invesco Convertible Securities Fund

Fees and Expenses of the Fund	aimgs_FundFeesAndExpensesAbstract
Supplement Expense Narrative [Textblock]	aimgs_SupplementExpenseNarrativeTextblock	The following information replaces in its entirety the information appearing under the heading “Fund Summary — Fees and Expenses of the Fund”:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint Discounts	aimgs_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Total Annual Fund Operating Expenses" have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	aimgs_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Morgan Stanley Convertible Securities Trust (the predecessor fund) and the Fund for the fiscal year October 1, 2009 to September 30, 2010 was 85% of the average value of the portfolio. The portfolio turnover rate of the Fund for the fiscal period October 1, 2010 to December 31, 2010 was 24% of the average value of the portfolio."
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Invesco Convertible Securities Fund | Class A, Invesco Convertible Securities Fund | Summary - Invesco Convertible Securities Fund - Class A, B, C and Y
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[1]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	647
3 Years	rr_ExpenseExampleYear03	854
5 Years	rr_ExpenseExampleYear05	1,077
10 Years	rr_ExpenseExampleYear10	1,718
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 Year	rr_ExpenseExampleNoRedemptionYear01	647
3 Years	rr_ExpenseExampleNoRedemptionYear03	854
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,077
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,718
Invesco Convertible Securities Fund | Class B, Invesco Convertible Securities Fund | Summary - Invesco Convertible Securities Fund - Class A, B, C and Y
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%	[1]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B
1 Year	rr_ExpenseExampleYear01	679
3 Years	rr_ExpenseExampleYear03	854
5 Years	rr_ExpenseExampleYear05	1,154
10 Years	rr_ExpenseExampleYear10	1,875
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B
1 Year	rr_ExpenseExampleNoRedemptionYear01	179
3 Years	rr_ExpenseExampleNoRedemptionYear03	554
5 Years	rr_ExpenseExampleNoRedemptionYear05	954
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,875
Invesco Convertible Securities Fund | Class C, Invesco Convertible Securities Fund | Summary - Invesco Convertible Securities Fund - Class A, B, C and Y
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%	[1]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	279
3 Years	rr_ExpenseExampleYear03	554
5 Years	rr_ExpenseExampleYear05	954
10 Years	rr_ExpenseExampleYear10	2,073
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	179
3 Years	rr_ExpenseExampleNoRedemptionYear03	554
5 Years	rr_ExpenseExampleNoRedemptionYear05	954
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,073
Invesco Convertible Securities Fund | Class Y, Invesco Convertible Securities Fund | Summary - Invesco Convertible Securities Fund - Class A, B, C and Y
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Y
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%	[1]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	243
5 Years	rr_ExpenseExampleYear05	422
10 Years	rr_ExpenseExampleYear10	942
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class Y
1 Year	rr_ExpenseExampleNoRedemptionYear01	78
3 Years	rr_ExpenseExampleNoRedemptionYear03	243
5 Years	rr_ExpenseExampleNoRedemptionYear05	422
10 Years	rr_ExpenseExampleNoRedemptionYear10	942
Invesco Convertible Securities Fund | Summary - Invesco Convertible Securities Fund, Class Institutional
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimgs_SupplementTextBlock

Statutory Prospectus Supplement dated May 23, 2011

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Fund listed below:

Invesco Convertible Securities Fund

Fees and Expenses of the Fund	aimgs_FundFeesAndExpensesAbstract
Supplement Expense Narrative [Textblock]	aimgs_SupplementExpenseNarrativeTextblock	The following information replaces in its entirety the information appearing under the heading “Fund Summary — Fees and Expenses of the Fund”:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	aimgs_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Morgan Stanley Convertible Securities Trust (the predecessor fund) and the Fund for the most recent fiscal year was 85% of the average value of the portfolio.”
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Invesco Convertible Securities Fund | Summary - Invesco Convertible Securities Fund, Class Institutional | Institutional Class
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Class
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%	[1]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 Year	rr_ExpenseExampleYear01	65
3 Years	rr_ExpenseExampleYear03	205
5 Years	rr_ExpenseExampleYear05	357
10 Years	rr_ExpenseExampleYear10	798
Invesco Van Kampen Leaders Fund | Summary - Invesco Van Kampen Leaders Fund - Class A, B, C and Y
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Invesco Van Kampen Leaders Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s principal investment objective is capital appreciation.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is income.
Fees and Expenses of the Fund	aimgs_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint Discounts	aimgs_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Other Expenses,” “Acquired Fund Fees and Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	aimgs_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Van Kampen Leaders Fund (the predecessor fund) and the Fund for the fiscal year April 1, 2009 to March 31, 2010 was 9% of the average value of the portfolio. The portfolio turnover rate of the Fund for the fiscal period April 1, 2010 to December 31, 2010 was 4% of the average value of portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objectives by investing primarily in a combination of certain Invesco funds (the Underlying Funds) on a fixed percentage allocation basis. The Underlying Funds invest in U.S. and foreign equity securities, fixed income, money market securities and derivatives. The Fund makes equal allocations of its assets to the following three Underlying Funds: Invesco Van Kampen Comstock Fund (Comstock Fund), Invesco Van Kampen Equity and Income Fund (Equity and Income Fund) and Invesco International Growth Fund (International Growth Fund). The investment results of the Underlying Funds will vary. As a result, the percentage allocations to the Underlying Funds will be monitored daily by Invesco Advisers, Inc. (the Adviser or Invesco), the Fund’s and the Underlying Funds’ investment adviser, and the Fund’s allocations to the Underlying Funds will be rebalanced whenever the actual allocations exceed plus or minus 5% of the pre-determined fixed percentage allocation basis.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objectives by investing primarily in a combination of certain Invesco funds (the Underlying Funds) on a fixed percentage allocation basis. The Underlying Funds invest in U.S. and foreign equity securities, fixed income, money market securities and derivatives.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Risks of Investing in the Underlying Funds

Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Underlying Funds’ shares and therefore the value of the Fund’s investments. In addition, there is no guarantee that the Underlying Funds will achieve each of their investment objectives or that the Underlying Funds will not change their investment objectives without the approval of the Fund. In addition, the Fund will bear its pro rata portion of the expenses of the Underlying Funds. In selecting among the Underlying Funds (which also advised by the Adviser), the Adviser is subject to the potential conflict of interest presented because the fees paid by some Underlying Funds to the Adviser are higher than the fees paid by other Underlying Funds.

Non-Diversified Fund. A non-diversified fund generally is subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of such non-diversified funds’ shares.

Market Risk. Market risk is the possibility that the market values of securities owned by the Underlying Fund will decline. Investment in common stocks and other equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. Investments in debt securities generally are affected by changes in interest rates and the creditworthiness of the issuer. The prices of such securities tend to fall as interest rates rise, and such declines tend to be greater among securities with longer maturities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

Small- and Medium-Sized Companies Risk. During an overall stock market decline, stock prices of small- or medium-sized companies (in which the Underlying Funds may invest) often fluctuate more than stock prices of larger companies.

Income Risk. The ability of the Underlying Funds’ equity securities to generate income generally depends on the earnings and the continuing declaration of dividends by the issuers of such securities. The interest income on the Underlying Funds’ debt securities generally is affected by prevailing interest rates, which can vary widely over the short-and long-term.

Call Risk. If interest rates fall, it is possible that issuers of callable securities held by the Underlying Funds will call or prepay their securities before their maturity dates. In this event, the proceeds from the called securities would most likely be reinvested by the Underlying Funds in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

Credit Risk. Credit risk refers to an issuer’s ability to make timely payments of interest and principal. Because an Underlying Fund generally invests only in investment grade-quality debt securities, it is subject to a lower level of credit risk than a fund investing in lower-quality securities. Securities rated BBB by Standard & Poor’s (S&P) or Baa by Moody’s Investor Service, Inc. (Moody’s) are in the lowest of the four investment grades and are considered by the rating agencies to be medium-grade obligations, which possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make principal and interest payments than in the case of higher-rated securities.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Risks of Investing in REITs. Investing in REITs makes the Underlying Funds more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

Risks of Derivatives. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid.

Style-Specific Investing. A value style of investing (used by the Comstock Fund and the Equity and Income Fund) emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall market.

A growth style of investing (used by the International Growth Fund) emphasizes companies with growth characteristics. The market values of growth securities may be more volatile than those of other types of investments. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund. A non-diversified fund generally is subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of such non-diversified funds’ shares.
Performance Information	aimgs_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark and style specific benchmark. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns for periods prior to June 1, 2010 are those of the Class A, Class B, Class C and Class I shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Class A, Class B, Class C and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and Class B shares of the predecessor fund shown in the performance table has been restated to reflect the Fund’s applicable sales charge. Year-to-date returns include returns of the Fund for periods ending on and after June 1, 2010.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark and style specific benchmark.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A and Class B shares of the predecessor fund shown in the performance table has been restated to reflect the Fund’s applicable sales charge.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A shares year-to-date (ended March 31, 2011): 4.72% Best Quarter (ended June 30, 2009): 18.22% Worst Quarter (ended December 31, 2008): (20.57)%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Invesco Van Kampen Leaders Fund | Class A, Invesco Van Kampen Leaders Fund | Summary - Invesco Van Kampen Leaders Fund - Class A, B, C and Y
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: A
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.22%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.13%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class: A
1 Year	rr_ExpenseExampleYear01	659
3 Years	rr_ExpenseExampleYear03	934
5 Years	rr_ExpenseExampleYear05	1,229
10 Years	rr_ExpenseExampleYear10	2,066
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 Year	rr_ExpenseExampleNoRedemptionYear01	659
3 Years	rr_ExpenseExampleNoRedemptionYear03	934
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,229
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,066
Annual Total Returns	rr_BarChartTableAbstract
'07	rr_AnnualReturn2007	5.23%
'08	rr_AnnualReturn2008	(37.18%)
'09	rr_AnnualReturn2009	28.89%
'10	rr_AnnualReturn2010	11.20%
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.57%)
Invesco Van Kampen Leaders Fund | Class B, Invesco Van Kampen Leaders Fund | Summary - Invesco Van Kampen Leaders Fund - Class A, B, C and Y
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: B
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.22%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.88%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B
1 Year	rr_ExpenseExampleYear01	691
3 Years	rr_ExpenseExampleYear03	937
5 Years	rr_ExpenseExampleYear05	1,309
10 Years	rr_ExpenseExampleYear10	2,222
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B
1 Year	rr_ExpenseExampleNoRedemptionYear01	191
3 Years	rr_ExpenseExampleNoRedemptionYear03	637
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,109
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,222
Invesco Van Kampen Leaders Fund | Class C, Invesco Van Kampen Leaders Fund | Summary - Invesco Van Kampen Leaders Fund - Class A, B, C and Y
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: C
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.22%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.88%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	291
3 Years	rr_ExpenseExampleYear03	637
5 Years	rr_ExpenseExampleYear05	1,109
10 Years	rr_ExpenseExampleYear10	2,414
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	191
3 Years	rr_ExpenseExampleNoRedemptionYear03	637
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,109
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,414
Invesco Van Kampen Leaders Fund | Class Y, Invesco Van Kampen Leaders Fund | Summary - Invesco Van Kampen Leaders Fund - Class A, B, C and Y
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Y
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.22%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.88%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	328
5 Years	rr_ExpenseExampleYear05	585
10 Years	rr_ExpenseExampleYear10	1,320
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class Y
1 Year	rr_ExpenseExampleNoRedemptionYear01	90
3 Years	rr_ExpenseExampleNoRedemptionYear03	328
5 Years	rr_ExpenseExampleNoRedemptionYear05	585
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,320
Invesco Van Kampen Leaders Fund | Return Before Taxes | Class A, Invesco Van Kampen Leaders Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A: Inception (02/27/06)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.10%
Since Inception	rr_AverageAnnualReturnSinceInception	0.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2006
Invesco Van Kampen Leaders Fund | Return Before Taxes | Class B, Invesco Van Kampen Leaders Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B: Inception (02/27/06)
1 Year	rr_AverageAnnualReturnYear01	5.39%
Since Inception	rr_AverageAnnualReturnSinceInception	0.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2006
Invesco Van Kampen Leaders Fund | Return Before Taxes | Class C, Invesco Van Kampen Leaders Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C: Inception (02/27/06)
1 Year	rr_AverageAnnualReturnYear01	9.40%
Since Inception	rr_AverageAnnualReturnSinceInception	0.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2006
Invesco Van Kampen Leaders Fund | Return Before Taxes | Class Y, Invesco Van Kampen Leaders Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y: Inception (02/27/06)
1 Year	rr_AverageAnnualReturnYear01	11.48%
Since Inception	rr_AverageAnnualReturnSinceInception	1.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2006
Invesco Van Kampen Leaders Fund | Return After Taxes on Distributions | Class A, Invesco Van Kampen Leaders Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A: Inception (02/27/06)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.84%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2006
Invesco Van Kampen Leaders Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco Van Kampen Leaders Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A: Inception (02/27/06)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.62%
Since Inception	rr_AverageAnnualReturnSinceInception	0.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2006
Invesco Van Kampen Leaders Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index: Inception (02/28/06)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.08%
Since Inception	rr_AverageAnnualReturnSinceInception	1.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2006
Invesco Van Kampen Leaders Fund | MSCI EAFE Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index: Inception (02/28/06)
1 Year	rr_AverageAnnualReturnYear01	7.75%
Since Inception	rr_AverageAnnualReturnSinceInception	1.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2006
Invesco Van Kampen Leaders Fund | Barclays Capital U.S. Government/Credit Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Government/Credit Index: Inception (02/28/06)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.59%
Since Inception	rr_AverageAnnualReturnSinceInception	5.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2006
Invesco Van Kampen Leaders Fund | Russell 1000 Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index: Inception (02/28/06)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.51%
Since Inception	rr_AverageAnnualReturnSinceInception	0.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2006
Invesco Basic Value Fund | Summary - Invesco Basic Value Fund, Class Institutional
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimgs_SupplementTextBlock

Statutory Prospectus Supplement dated May 23, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Basic Value Fund

Invesco Conservative Allocation Fund

Invesco Global Equity Fund

Invesco Growth Allocation Fund

Invesco Income Allocation Fund

Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund

Invesco Moderate Allocation Fund

Invesco Moderate Growth Allocation Fund

Invesco Moderately Conservative Allocation Fund

Invesco Small Cap Growth Fund

Effective May 23, 2011, all references to Invesco Basic Value Fund are hereby deleted.

[1]	"Total Annual Fund Operating Expenses" have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.
[2]	"Other Expenses," "Acquired Fund Fees and Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.
[3]	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 0.50%, Class B shares to 1.25%, Class C shares to 1.25% and Class Y shares to 0.25% of average daily net assets, respectively. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.